Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting - The accompanying financial statements and supplemental schedule of the Plan were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risks associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - The Plan's investments are stated at fair value, except for security-backed (synthetic) guaranteed investment contracts (“GICs”), which are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3, Fair Value Measurements, for discussion on fair value measurements, and Note 4, Stable Value Fund, for discussion on investments stated at contract value.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Notes Receivable from Participants	Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. Delinquent notes receivable are recorded as distributions based on the terms of the Plan document.
Contributions	Contributions - Employee contributions and Company matching contributions are recorded when withheld and earned, respectively.
Benefit Payments	Benefit Payments - Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses - Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses.
Subsequent Events	Subsequent Events - Plan management evaluated the period from December 31, 2025, through the date the financial statements were issued for material subsequent events requiring recognition or disclosure.